Investments in Equity Investees - Summarized Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”)
Summarized balance sheet
Current assets	$ 123,181	$ 114,383
Non-current assets	98,554	88,263
Current liabilities	(70,218)	(61,467)
Non-current liabilities	(18,148)	(16,116)
Net assets	133,369	125,063
Non-controlling interests	(6,297)	(3,540)
Net assets, excluding non-controlling interests	127,072	121,523
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)
Summarized balance sheet
Current assets	146,350	129,456
Non-current assets	97,656	95,513
Current liabilities	(86,946)	(124,617)
Non-current liabilities	(6,926)	(7,089)
Net assets	150,134	93,263
Net assets, excluding non-controlling interests	150,134	93,263
Nutrition Science Partners Limited (“NSPL”)
Summarized balance sheet
Current assets	5,393	3,034
Non-current assets	30,000	30,000
Current liabilities	(1,782)	(14,941)
Net assets	33,611	18,093
Net assets, excluding non-controlling interests	$ 33,611	$ 18,093